UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number:    811-21751
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                    LAZARD WORLD DIVIDEND & INCOME FUND, INC.

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               (Exact name of registrant as specified in charter)

                         c/o Lazard Asset Management LLC
                              30 Rockefeller Plaza
                            New York, New York 10112

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               (Address of principal executive offices) (Zip code)

                              Nathan A. Paul, Esq.
                              30 Rockefeller Plaza
                            New York, New York 10112

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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 632-6000

                        Date of fiscal year end: 12/31/05

              Date of reporting period: July 1, 2004-June 30, 2005

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Lazard World Dividend & Income Fund, Inc. commenced operations on June 28, 2005 and did not receive any proxies to vote in respect of portfolio holdings through June 30, 2005.

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                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

         LAZARD WORLD DIVIDEND & INCOME FUND, INC.

By:      /s/ Charles Carroll
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         Charles Carroll
         Chief Executive Officer

Date:    August 31, 2005

Pursuant to the requirements of the Investment Company Act of 1940, this Report has been signed below by the principal executive officer on behalf of the Registrant on the date indicated.

By:      /s/ Charles Carroll
         -----------------------
         Charles Carroll
         Chief Executive Officer

Date:    August 31, 2005



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